Cover	Nov. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2022
Entity File Number	001-09009
Entity Registrant Name	TOFUTTI BRANDS INC.
Entity Central Index Key	0000730349
Entity Tax Identification Number	13-3094658
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Jackson Drive
Entity Address, City or Town	Cranford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07016
City Area Code	(908)
Local Phone Number	272-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TOFB
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable